Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000135931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(1.97%)	0.70%	2.26%
C000006426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Class C) – including sales charge
Average Annual Return, Percent	(3.96%)	(0.32%)	1.24%
C000006424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Class A) – including sales charge
Average Annual Return, Percent	(6.65%)	(0.48%)	1.53%
Without Sales Load [Member] | C000135931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(1.97%)	0.70%	2.26%
Without Sales Load [Member] | C000006426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(3.02%)	(0.32%)	1.24%
Without Sales Load [Member] | C000006424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Colorado Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(2.21%)	0.44%	2.00%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%